LOANS AND LOANS HELD FOR SALE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Composition of Loans

The following table indicates the composition of the loans as of the dates presented:

(dollars in thousands)	September 30, 2014	December 31, 2013
Commercial
Commercial real estate	$1,691,649	$1,607,756
Commercial and industrial	946,366	842,449
Commercial construction	183,509	143,675

Total Commercial Loans	2,821,524	2,593,880

Consumer
Residential mortgage	491,404	487,092
Home equity	418,659	414,195
Installment and other consumer	66,607	67,883
Consumer construction	2,995	3,149

Total Consumer Loans	979,665	972,319

Total Portfolio Loans	3,801,189	3,566,199
Loans held for sale	3,126	2,136

Total Loans	$3,804,315	$3,568,335

The following table indicates the composition of the loans as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Commercial
Commercial real estate	$1,607,756	$1,452,133
Commercial and industrial	842,449	791,396
Commercial construction	143,675	168,143

Total Commercial Loans	2,593,880	2,411,672

Consumer
Residential mortgage	487,092	427,303
Home equity	414,195	431,335
Installment and other consumer	67,883	73,875
Consumer construction	3,149	2,437

Total Consumer Loans	972,319	934,950

Total Portfolio Loans	3,566,199	3,346,622
Loans held for sale	2,136	22,499

Total Loans	$3,568,335	$3,369,121

Restructured Loans for Periods Presented

The following table summarizes the restructured loans as of the dates presented:

	September 30, 2014			December 31, 2013
(dollars in thousands)	Accruing TDRs	Nonaccruing TDRs	Total TDRs	Accruing TDRs	Nonaccruing TDRs	Total TDRs
Commercial real estate	$17,140	$898	$18,038	$19,711	$3,898	$23,609
Commercial and industrial	7,401	1,443	8,844	7,521	1,884	9,405
Commercial construction	6,273	1,869	8,142	5,338	2,708	8,046
Residential mortgage	2,743	486	3,229	2,581	1,356	3,937
Home equity	3,594	223	3,817	3,924	218	4,142
Installment and other consumer	122	10	132	154	3	157

Total	$37,273	$4,929	$42,202	$39,229	$10,067	$49,296

The following table summarizes the restructured loans as of the dates presented:

	December 31, 2013			December 31, 2012
(dollars in thousands)	Performing TDRs	Nonperforming TDRs	Total TDRs	Performing TDRs	Nonperforming TDRs	Total TDRs
Commercial real estate	$19,711	$3,898	$23,609	$14,220	$9,584	$23,804
Commercial and industrial	7,521	1,884	9,405	8,270	939	9,209
Commercial construction	5,338	2,708	8,046	11,734	5,324	17,058
Residential mortgage	2,581	1,356	3,937	3,078	2,752	5,830
Home equity	3,924	218	4,142	4,195	341	4,536
Installment and other consumer	154	3	157	24	—	24

Total	$39,229	$10,067	$49,296	$41,521	$18,940	$60,461

Restructured Loans for Periods Stated

The following tables present the restructured loans for the three and nine month periods ended September 30, 2014 and September 30, 2013:

	Three Months Ended September 30, 2014				Three Months Ended September 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Principal deferral	1	$487	$475	$(12)	—	$—	$—	$—
Chapter 7 bankruptcy(2)	1	83	83	—	—	—	—	—
Maturity date extension and interest rate reduction	—	—	—	—	2	664	644	(20)
Commercial and industrial
Principal deferral	2	381	366	(15)	1	278	278	—
Residential mortgage
Chapter 7 bankruptcy(2)	2	135	134	(1)	—	—	—	—
Interest rate reduction	—	—	—	—	1	54	54	—
Home equity
Chapter 7 bankruptcy(2)	2	14	14	—	8	772	767	(5)
Maturity date extension and interest rate reduction	2	96	96	—	—	—	—	—
Installment and other consumer
Chapter 7 bankruptcy(2)	2	14	11	(3)	3	17	15	(2)

Total by Concession Type
Principal deferral	3	868	841	(27)	1	278	278	—
Chapter 7 bankruptcy(2)	7	246	242	(4)	11	789	782	(7)
Interest rate reduction	—	—	—	—	1	54	54	—
Maturity date extension and interest rate reduction	2	96	96	—	2	664	644	(20)

Total	12	$1,210	$1,179	$(31)	15	1,785	1,758	(27)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(2)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.

	Nine Months Ended September 30, 2014				Nine Months Ended September 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Principal deferral	2	$616	$602	$(14)	3	$1,541	$1,288	$(253)
Maturity date extension and interest rate reduction	—	—	—	—	2	664	644	(20)
Principal forgiveness(3)	—	—	—	—	1	4,339	4,339	—
Chapter 7 bankruptcy(2)	1	83	83	—	7	258	255	(3)
Commercial and industrial
Principal deferral	2	381	366	(15)	2	670	665	(5)
Maturity date extension	—	—	—	—	1	751	751	—
Chapter 7 bankruptcy(2)	1	287	286	(1)	1	3	3	—
Commercial Construction
Maturity date extension	1	1,019	1,019	—	—	—	—	—
Residential mortgage
Principal deferral	—	—	—	—	2	153	153	—
Interest rate reduction	—	—	—	—	1	54	54	—
Chapter 7 bankruptcy(2)	7	464	461	(3)	8	353	344	(9)
Home equity
Principal deferral	—	—	—	—	1	174	45	(129)
Chapter 7 bankruptcy(2)	12	283	265	(18)	31	1,420	1,407	(13)
Maturity date extension and interest rate reduction	2	96	96	—	—	—	—	—
Installment and other consumer
Chapter 7 bankruptcy(2)	3	23	20	(3)	9	90	88	(2)

Total by Concession Type
Principal deferral	4	997	968	(29)	8	2,538	2,151	(387)
Interest rate reduction	—	—	—	—	1	54	54	—
Principal forgiveness(3)	—	—	—	—	1	4,339	4,339	—
Maturity date extension and interest rate reduction	2	96	96	—	2	664	644	(20)
Maturity date extension	1	1,019	1,019	—	1	751	751	—
Chapter 7 bankruptcy(2)	24	1,140	1,115	(25)	56	2,124	2,097	(27)

Total	31	$3,252	$3,198	$(54)	69	$10,470	10,036	(434)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(2)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.
(3)	This loan had debt forgiveness of $0.l million to the customer; however, the loan was previously charged off to a balance below the actual contractual balance.

The following tables present the restructured loans for the 12 months ended December 31:

	2013
(dollars in thousands)	Number of Loans	Pre-Modification Outstanding Recorded Investment(1)	Post-Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Principal deferral	4	$2,772	$2,494	$(278)
Interest rate reduction and maturity date extension	2	664	636	(28)
Principal forgiveness(2)	1	4,339	4,216	(123)
Maturity date extension	1	219	219	—
Chapter 7 bankruptcy(3)	6	227	190	(37)
Commercial and industrial
Principal deferral	2	670	638	(32)
Maturity date extension	1	751	739	(12)
Chapter 7 bankruptcy(3)	1	3	1	(2)
Residential mortgage
Principal deferral	2	153	149	(4)
Interest rate reduction	1	54	54	—
Chapter 7 bankruptcy(3)	8	617	592	(25)
Home equity
Principal deferral	1	174	17	(157)
Chapter 7 bankruptcy(3)	30	1,032	982	(50)
Installment and other consumer
Chapter 7 bankruptcy(3)	11	104	91	(13)

Total by Concession Type
Principal deferral	9	3,769	3,298	(471)
Interest rate reduction	1	54	54	—
Interest rate reduction and maturity date extension	2	664	636	(28)
Principal forgiveness(2)	1	4,339	4,216	(123)
Maturity date extension	2	970	958	(12)
Chapter 7 bankruptcy(3)	56	1,983	1,856	(127)

Total	71	$11,779	$11,018	$(761)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(2)	This loan had debt forgiveness of $0.1 million to the customer; however, the loan was previously charged off to a balance below the actual contractual balance.
(3)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.

	2012
(dollars in thousands)	Number of Loans	Pre-Modification Outstanding Recorded Investment(1)	Post-Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Maturity date extension	3	$704	$693	$(11)
Interest rate reduction	2	1,785	1,768	(17)
Commercial and industrial
Maturity date extension	4	2,825	2,601	(224)
Commercial construction
Maturity date extension	6	2,894	1,874	(1,020)
Residential mortgage
Maturity date extension	1	475	439	(36)
Interest rate reduction	2	67	67	—
Chapter 7 bankruptcy(3)	76	2,349	2,349	—
Home Equity
Discharge of debt	161	4,530	4,530	—
Installment and other consumer
Chapter 7 bankruptcy(3)	5	25	25	—

Total by Concession Type
Maturity date extension	14	6,898	5,607	(1,291)
Interest rate reduction	4	1,852	1,835	(17)
Chapter 7 bankruptcy(3)	242	6,904	6,904	—

Total	260	$15,654	$14,346	$(1,308)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(3)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.

Summary of Nonperforming Assets of Defaulted TDRs

The following tables present a summary of TDRs which defaulted during the periods presented that had been restructured within the last twelve months prior to defaulting:

	Defaulted TDRs
	For the Three Months Ended				For the Nine Months Ended
	September 30, 2014		September 30, 2013		September 30, 2014		September 30, 2013
(dollars in thousands)	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment
Commercial real estate	—	$—	1	$75	—	$—	1	$75
Commercial and Industrial	—	—	1	435	—	—	1	435
Commercial construction	—	—	—	—	—	—	—	—
Residential real estate	—	—	4	450	1	72	7	514
Home equity	—	—	1	42	—	—	5	193

Total	—	$—	7	$1,002	1	$72	14	$1,217

The following table is a summary of TDRs which defaulted during the years ended December 31, 2013 and 2012 that had been restructured within the last 12 months prior to defaulting:

	Defaulted TDRs
	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012
(dollars in thousands)	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment
Commercial real estate	1	$75	—	$—
Commercial and Industrial	2	438	—	—
Commercial construction	—	—	—	—
Residential real estate	8	607	—	—
Home equity	6	193	—	—

Total	17	$1,313	—	$—

Summary of Nonperforming Assets

The following table is a summary of nonperforming assets as of the dates presented:

	Nonperforming Assets
(dollars in thousands)	September 30, 2014	December 31, 2013
Nonperforming Assets
Nonaccrual loans	$8,573	$12,387
Nonaccrual TDRs	4,929	10,067

Total nonaccrual loans	13,502	22,454
OREO	200	410

Total Nonperforming Assets	$13,702	$22,864

The following table is a summary of nonperforming assets as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Nonperforming Assets
Nonaccrual loans	$12,387	$36,018
Nonaccrual TDRs	10,067	18,940

Total nonaccrual loans	22,454	54,958
OREO	410	911

Total Nonperforming Assets	$22,864	$55,869

Summary of Aggregate Amount of Loans

The following table presents a summary of the aggregate amount of loans to any such persons as of December 31:

(dollars in thousands)	2013	2012
Balance at beginning of year	$36,075	$31,821
New loans	22,534	29,465
Repayments	(34,761)	(25,211)

Balance at End of Year	$23,848	$36,075